UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         July 26, 2006 to August 25, 2006


Commission File Number of issuing entity: 333-130192-09


                J.P. Morgan Mortgage Acquisition Trust 2006-WMC2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       33-1141364, 33-1141366, 33-1141367
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-WMC2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC2 Asset-Backed Pass-Through Certificates, Series 2006-WMC2. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on August 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   September 1, 2006

EXHIBIT INDEX

Exhibit Number  Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC2 Asset-Backed Pass-Through Certificates, Series 2006-WMC2 relating to the August 25, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC2
                                  August 25, 2006

                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                            9
Delinquency Trend Group                                             10
Bankruptcies                                                        11
Foreclosures                                                        12
REO Properties                                                      13
REO Property Scheduled Balance                                      14
Principal Payoffs by Group occurred in this Distribution            14
Realized Loss Group Report                                          15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                   Pei Y Huang
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4495 / Fax: (212) 623-5930
                       Email: pei.yan.huang@jpmorgan.com

             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC2
                                  August 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                    ENDING
              FACE           PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        324,255,000.00    316,479,433.53     3,024,590.52     1,504,332.24     4,528,922.76      0.00     0.00     313,454,843.01
A2        339,214,000.00    321,547,132.29    16,391,865.33     1,504,885.24    17,896,750.57      0.00     0.00     305,155,266.96
A3        123,372,000.00    123,372,000.00             0.00       581,647.58       581,647.58      0.00     0.00     123,372,000.00
A4        120,305,000.00    120,305,000.00             0.00       573,403.71       573,403.71      0.00     0.00     120,305,000.00
A5         95,001,000.00     95,001,000.00             0.00       460,979.16       460,979.16      0.00     0.00      95,001,000.00
M1         45,262,000.00     45,262,000.00             0.00       220,796.84       220,796.84      0.00     0.00      45,262,000.00
M2         40,800,000.00     40,800,000.00             0.00       199,381.67       199,381.67      0.00     0.00      40,800,000.00
M3         24,225,000.00     24,225,000.00             0.00       118,800.07       118,800.07      0.00     0.00      24,225,000.00
M4         21,037,000.00     21,037,000.00             0.00       103,890.64       103,890.64      0.00     0.00      21,037,000.00
M5         21,675,000.00     21,675,000.00             0.00       107,974.61       107,974.61      0.00     0.00      21,675,000.00
M6         19,125,000.00     19,125,000.00             0.00        96,095.16        96,095.16      0.00     0.00      19,125,000.00
M7         18,487,000.00     18,487,000.00             0.00       100,053.18       100,053.18      0.00     0.00      18,487,000.00
M8         16,575,000.00     16,575,000.00             0.00        92,559.86        92,559.86      0.00     0.00      16,575,000.00
M9         12,112,000.00     12,112,000.00             0.00        76,502.42        76,502.42      0.00     0.00      12,112,000.00
M10        10,837,000.00     10,837,000.00             0.00        68,915.79        68,915.79      0.00     0.00      10,837,000.00
M11        12,751,000.00     12,751,000.00             0.00        81,087.51        81,087.51      0.00     0.00      12,751,000.00
P                 100.00            100.00             0.00       146,242.17       146,242.17      0.00     0.00             100.00
R                   0.00              0.00             0.00             0.00             0.00      0.00     0.00               0.00
TOTALS  1,245,033,100.00  1,219,590,665.82    19,416,455.85     6,037,547.85    25,454,003.70      0.00     0.00   1,200,174,209.97
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                  ENDING
              FACE           NOTIONAL                                                         REALIZED     DEFERRED     NOTIONAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL       LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C       1,274,996,689.00  1,249,554,254.84             0.00     2,331,408.50     2,331,408.50      0.00     0.00   1,230,137,798.99
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                              ENDING               PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL          INTEREST            TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1       46628TAA9      976.02021104         9.32781459          4.63934940           13.96716399        966.69239645    5.520000%
A2       46628TAB7      947.91822357        48.32308021          4.43638895           52.75946916        899.59514336    5.435000%
A3       46628TAC5    1,000.00000000         0.00000000          4.71458337            4.71458337      1,000.00000000    5.475000%
A4       46628TAD3    1,000.00000000         0.00000000          4.76625003            4.76625003      1,000.00000000    5.535000%
A5       46628TAE1    1,000.00000000         0.00000000          4.85236113            4.85236113      1,000.00000000    5.635000%
M1       46628TAF8    1,000.00000000         0.00000000          4.87819451            4.87819451      1,000.00000000    5.665000%
M2       46628TAG6    1,000.00000000         0.00000000          4.88680564            4.88680564      1,000.00000000    5.675000%
M3       46628TAH4    1,000.00000000         0.00000000          4.90402766            4.90402766      1,000.00000000    5.695000%
M4       46628TAJ0    1,000.00000000         0.00000000          4.93847222            4.93847222      1,000.00000000    5.735000%
M5       46628TAK7    1,000.00000000         0.00000000          4.98152757            4.98152757      1,000.00000000    5.785000%
M6       46628TAL5    1,000.00000000         0.00000000          5.02458353            5.02458353      1,000.00000000    5.835000%
M7       46628TAM3    1,000.00000000         0.00000000          5.41208309            5.41208309      1,000.00000000    6.285000%
M8       46628TAN1    1,000.00000000         0.00000000          5.58430528            5.58430528      1,000.00000000    6.485000%
M9       46628TAP6    1,000.00000000         0.00000000          6.31625000            6.31625000      1,000.00000000    7.335000%
M10      46628TAQ4    1,000.00000000         0.00000000          6.35930516            6.35930516      1,000.00000000    7.385000%
M11      46628TAR2    1,000.00000000         0.00000000          6.35930594            6.35930594      1,000.00000000    7.385000%
P        46628TAT8    1,000.00000000         0.00000000  1,462,421.70000000    1,462,421.70000000      1,000.00000000    0.000000%
TOTALS                  979.56485319        15.59513225          4.84930710           20.44443935        963.96972094
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                   ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C        46628TAS0      980.04509786         0.00000000          1.82856044            1.82856044        964.81646549    0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC2
                                  August 25, 2006

Dates:
Record Date                                                                                 08/24/06
Determination Date                                                                          08/15/06
Distribution Date                                                                           08/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                      482,105.79
Group 1                                                                                   181,569.48
Group 2                                                                                   300,536.31

Principal Prepayments (Total)                                                          18,909,029.70
Group 1                                                                                 2,827,455.95
Group 2                                                                                16,081,573.75

Curtailments (Total)                                                                       24,665.63
Group 1                                                                                    15,396.85
Group 2                                                                                     9,268.78

Curtailment Interest Adjustments (Total)                                                      654.73
Group 1                                                                                       168.24
Group 2                                                                                       486.49

Repurchase Principal (Total)                                                                    0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Substitution Amounts (Total)                                                                    0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Net Liquidation Proceeds (Total)                                                                0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00
Other Principal Adjustments (Total)                                                             0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Non Recoverable Principal Advances (Total)                                                      0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Interest Funds:

Gross Interest                                                                          8,599,651.47
Group 1                                                                                 2,743,730.95
Group 2                                                                                 5,855,920.52

Servicing Fees                                                                            520,647.61
Group 1                                                                                   168,651.33
Group 2                                                                                   351,996.28

Trustee Fees                                                                                4,165.15
Group 1                                                                                     1,349.21
Group 2                                                                                     2,815.94

Custodian Fee                                                                               2,082.59
Group 1                                                                                       674.61
Group 2                                                                                     1,407.99

Trust Oversight Manager Fees                                                               15,619.43
Group 1                                                                                     5,059.54
Group 2                                                                                    10,559.89

Non Recoverable Interest Advances (Total)                                                       0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                 19
Group 1                                                                                            4
Group 2                                                                                           15

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected      4,744,548.20
Group 1                                                                                 1,201,497.92
Group 2                                                                                 3,543,050.28

Amount of Prepayment Penalties Collected                                                  146,242.17
Group 1                                                                                    35,957.92
Group 2                                                                                   110,284.25
Available Remitance Amount                                                             27,473,592.54

Principal Remittance Amount (Total)                                                    19,416,455.85
Group 1                                                                                 3,024,590.52
Group 2                                                                                16,391,865.33

Interest Remittance Amount (Total)                                                      8,057,136.69
Group 1                                                                                 2,567,996.27
Group 2                                                                                 5,489,140.43

Pool Detail:
Beginning Number of Loans Outstanding                                                          6,409
Group 1                                                                                        2,343
Group 2                                                                                        4,066

Ending Number of Loans Outstanding                                                             6,339
Group 1                                                                                        2,331
Group 2                                                                                        4,008

Beginning Aggregate Loan Balance                                                    1,249,554,254.45
Group 1                                                                               404,763,161.95
Group 2                                                                               844,791,092.50

Ending Aggregate Loan Balance                                                       1,230,137,798.60
Group 1                                                                               401,738,571.43
Group 2                                                                               828,399,227.17

Current Advances                                                                                0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Aggregate Advances                                                                              0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Weighted Average Remaning Term To Maturity                                                    334.92
Group 1                                                                                       343.00
Group 2                                                                                       331.00

Weighted Average Net Mortgage Rate                                                          7.73761%
Group 1                                                                                     7.61333%
Group 2                                                                                     7.79716%


  Delinquent Mortgage Loans
           Group 1
          Category                Number       Principal Balance    Percentage
           1 Month                    48            7,870,889.68         1.96%
           2 Month                    28            4,427,053.01         1.10%
           3 Month                     3              561,494.35         0.14%
            Total                     79           12,859,437.04         3.20%
  Delinquent Mortgage Loans
           Group 2
          Category                Number       Principal Balance    Percentage
           1 Month                   101           23,615,049.89         2.85%
           2 Month                    89           23,035,989.17         2.78%
           3 Month                    18            4,622,497.01         0.56%
            Total                    208           51,273,536.07         6.19%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

 Bankruptcies
 Group Number    Number of Loans    Principal Balance   Percentage
         1                     1            96,779.31        0.02%
         2                     2           358,627.16        0.04%
    Total                      3           455,406.47        0.04%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        1
Principal Balance of Bankruptcy Loans that are Current                                     96,779.31
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   1
Total Principal Balance of Bankruptcy Loans                                                96,779.31

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        0
Principal Balance of Bankruptcy Loans that are Current                                          0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                         267,086.99
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                        91,540.17
Total Number of Bankruptcy Loans                                                                   2
Total Principal Balance of Bankruptcy Loans                                               358,627.16

   Foreclosures
   Group Number  Number of Loans    Principal Balance           Percentage
           1                   6         1,513,894.18                0.38%
           2                   6         1,741,622.95                0.21%
      Total                   12         3,255,517.13                0.26%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                          0
Principal Balance of Foreclosure Loans that are Current                                            0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                               1
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                            87,830.26
Number of Foreclosure Loans that are 2 Months Delinquent                                              0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                             5
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                       1,426,063.92
Total Number of Foreclosure Loans                                                                     6
Total Principal Balance of Foreclosure Loans                                               1,513,894.18

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                          0
Principal Balance of Foreclosure Loans that are Current                                            0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                               0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                 0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                              0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                             6
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                       1,741,622.95
Total Number of Foreclosure Loans                                                                     6
Total Principal Balance of Foreclosure Loans                                               1,741,622.95

  REO Properties
   Group Number      Number of Loans      Principal Balance     Percentage
           1                       0                   0.00          0.00%
           2                       0                   0.00          0.00%
      Total                        0                   0.00          0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00


 REO Property Scheduled Balance
          Group Number   Loan Number  REO Date   Schedule Principal Balance
                                                                      0.00
             Total                                                    0.00


 Principal Payoffs by Group occured in this Distribution
      Group Number       Number of Loans    Principal Balance     Percentage
              1                        0         2,827,455.95          0.70%
              2                        0        16,081,573.75          1.94%
         Total                         0        18,909,029.70          1.54%

  Realized Loss Group Report
   Group Number   Current Loss     Cumulative Loss    Ending Balance    Balance of Liquidated Loans   Net Liquidation Proceeds
        1                 0.00                0.00    401,738,571.43                        0.00                     0.00
        2                 0.00                0.00    828,399,227.17                        0.00                     0.00
      TOTAL               0.00                0.00  1,230,137,798.60                        0.00                     0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                           0.00
Group 1                                                                                  0.00
Group 2                                                                                  0.00

Cumulative Realized Losses - Reduced by Recoveries                                       0.00
Group 1                                                                                  0.00
Group 2                                                                                  0.00

Current Applied Losses                                                                   0.00
Cumulative Applied Losses                                                                0.00

Trigger Event                                                                              NO
TEST I - Trigger Event Occurrence                                                          NO
(Is Delinquency Percentage > 37.09% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                               2.92602%
37.09% of of Senior Enhancement Percetage                                            8.22671%
OR
TEST II - Trigger Event Occurrence                                                         NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                 0.00000%
Required Cumulative Loss %                                                           0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                           29,962,422.18
Ending Overcollateralization Amount                                             29,963,588.63
Ending Overcollateralization Deficiency                                                  0.00
Overcollateralization Release Amount                                                     0.00
Monthly Excess Interest                                                          2,165,831.02
Payment to Class C                                                               2,331,408.50
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                         0.00
Class A-1                                                                                0.00
Class A-2                                                                                0.00
Class A-3                                                                                0.00
Class A-4                                                                                0.00
Class A-5                                                                                0.00
Class M-1                                                                                0.00
Class M-2                                                                                0.00
Class M-3                                                                                0.00
Class M-4                                                                                0.00
Class M-5                                                                                0.00
Class M-6                                                                                0.00
Class M-7                                                                                0.00
Class M-8                                                                                0.00
Class M-9                                                                                0.00
Class M-10                                                                               0.00
Class M-11                                                                               0.00

Interest Carryforward Amount Paid This Period                                            0.00
Class A-1                                                                                0.00
Class A-2                                                                                0.00
Class A-3                                                                                0.00
Class A-4                                                                                0.00
Class A-5                                                                                0.00
Class M-1                                                                                0.00
Class M-2                                                                                0.00
Class M-3                                                                                0.00
Class M-4                                                                                0.00
Class M-5                                                                                0.00
Class M-6                                                                                0.00
Class M-7                                                                                0.00
Class M-8                                                                                0.00
Class M-9                                                                                0.00
Class M-10                                                                               0.00
Class M-11                                                                               0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                0.00
Class A-2                                                                                0.00
Class A-3                                                                                0.00
Class A-4                                                                                0.00
Class A-5                                                                                0.00
Class M-1                                                                                0.00
Class M-2                                                                                0.00
Class M-3                                                                                0.00
Class M-4                                                                                0.00
Class M-5                                                                                0.00
Class M-6                                                                                0.00
Class M-7                                                                                0.00
Class M-8                                                                                0.00
Class M-9                                                                                0.00
Class M-10                                                                               0.00
Class M-11                                                                               0.00

Swap Account:
Net Swap Payment Due                                                                     0.00
Net Swap Payment Paid                                                                    0.00
Net Swap Receipt Due                                                               165,577.49

Beginning Balance                                                                    1,000.00
Additions to the Swap Account                                                      165,577.49
Withdrawals from the Swap Account                                                  165,577.49
Ending Balance                                                                       1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                    1,000.00
Additions to the Basis Risk Reserve Fund                                                 0.00
Divident Earnings on the Basis Risk Reserve Fund                                         0.00
Withdrawals from the Basis Risk Reserve Fund                                             0.00
Ending Balance                                                                       1,000.00

Interest Accrual Period
Start Date                                                                      July 25, 2006
End Date                                                                      August 25, 2006
Number of Days in Accrual Period                                                           31

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                0.00
Class A-2                                                                                0.00
Class A-3                                                                                0.00
Class A-4                                                                                0.00
Class A-5                                                                                0.00
Class M-1                                                                                0.00
Class M-2                                                                                0.00
Class M-3                                                                                0.00
Class M-4                                                                                0.00
Class M-5                                                                                0.00
Class M-6                                                                                0.00
Class M-7                                                                                0.00
Class M-8                                                                                0.00
Class M-9                                                                                0.00
Class M-10                                                                               0.00
Class M-11                                                                               0.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                0.00
Class A-2                                                                                0.00
Class A-3                                                                                0.00
Class A-4                                                                                0.00
Class A-5                                                                                0.00
Class M-1                                                                                0.00
Class M-2                                                                                0.00
Class M-3                                                                                0.00
Class M-4                                                                                0.00
Class M-5                                                                                0.00
Class M-6                                                                                0.00
Class M-7                                                                                0.00
Class M-8                                                                                0.00
Class M-9                                                                                0.00
Class M-10                                                                               0.00
Class M-11                                                                               0.00

Remaining Interest Carryover Amount
Class A-1                                                                                0.00
Class A-2                                                                                0.00
Class M-1                                                                                0.00
Class A-3                                                                                0.00
Class A-4                                                                                0.00
Class A-5                                                                                0.00
Class M-2                                                                                0.00
Class M-3                                                                                0.00
Class M-4                                                                                0.00
Class M-5                                                                                0.00
Class M-6                                                                                0.00
Class M-7                                                                                0.00
Class M-8                                                                                0.00
Class M-9                                                                                0.00
Class M-10                                                                               0.00
Class M-11                                                                               0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                            0.00

Prepayment Interest Shortfall Allocated to Class A-1                                     0.00
Prepayment Interest Shortfall Allocated to Class A-2                                     0.00
Prepayment Interest Shortfall Allocated to Class A-3                                     0.00
Prepayment Interest Shortfall Allocated to Class A-4                                     0.00
Prepayment Interest Shortfall Allocated to Class A-5                                     0.00
Prepayment Interest Shortfall Allocated to Class M-1                                     0.00
Prepayment Interest Shortfall Allocated to Class M-2                                     0.00
Prepayment Interest Shortfall Allocated to Class M-3                                     0.00
Prepayment Interest Shortfall Allocated to Class M-4                                     0.00
Prepayment Interest Shortfall Allocated to Class M-5                                     0.00
Prepayment Interest Shortfall Allocated to Class M-6                                     0.00
Prepayment Interest Shortfall Allocated to Class M-7                                     0.00
Prepayment Interest Shortfall Allocated to Class M-8                                     0.00
Prepayment Interest Shortfall Allocated to Class M-9                                     0.00
Prepayment Interest Shortfall Allocated to Class M-10                                    0.00
Prepayment Interest Shortfall Allocated to Class M-11                                    0.00
Prepayment Interest Shortfall Allocated to Class C                                       0.00

Total Relief Act Interest Shortfall occured this distribution                            0.00

Relief Act Interest Shortfall Allocated to Class A-1                                     0.00
Relief Act Interest Shortfall Allocated to Class A-2                                     0.00
Relief Act Interest Shortfall Allocated to Class A-3                                     0.00
Relief Act Interest Shortfall Allocated to Class A-4                                     0.00
Relief Act Interest Shortfall Allocated to Class A-5                                     0.00
Relief Act Interest Shortfall Allocated to Class M-1                                     0.00
Relief Act Interest Shortfall Allocated to Class M-2                                     0.00
Relief Act Interest Shortfall Allocated to Class M-3                                     0.00
Relief Act Interest Shortfall Allocated to Class M-4                                     0.00
Relief Act Interest Shortfall Allocated to Class M-5                                     0.00
Relief Act Interest Shortfall Allocated to Class M-6                                     0.00
Relief Act Interest Shortfall Allocated to Class M-7                                     0.00
Relief Act Interest Shortfall Allocated to Class M-8                                     0.00
Relief Act Interest Shortfall Allocated to Class M-9                                     0.00
Relief Act Interest Shortfall Allocated to Class M-10                                    0.00
Relief Act Interest Shortfall Allocated to Class M-11                                    0.00
Relief Act Interest Shortfall Allocated to Class C                                       0.00

Available Net Funds Cap to Libor Certificates                                        7.488010

One-Month LIBOR for Such Distribution Date                                           5.385000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                            5.520000
Class A-2                                                                            5.435000
Class A-3                                                                            5.475000
Class A-4                                                                            5.535000
Class A-5                                                                            5.635000
Class M-1                                                                            5.665000
Class M-2                                                                            5.675000
Class M-3                                                                            5.695000
Class M-4                                                                            5.735000
Class M-5                                                                            5.785000
Class M-6                                                                            5.835000
Class M-7                                                                            6.285000
Class M-8                                                                            6.485000
Class M-9                                                                            7.335000
Class M-10                                                                           7.385000
Class M-11                                                                           7.385000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                0.00
Class M-2                                                                                0.00
Class M-3                                                                                0.00
Class M-4                                                                                0.00
Class M-5                                                                                0.00
Class M-6                                                                                0.00
Class M-7                                                                                0.00
Class M-8                                                                                0.00
Class M-9                                                                                0.00
Class M-10                                                                               0.00
Class M-11                                                                               0.00

Deferred Amount Paid This Period                                                         0.00
Class M-1                                                                                0.00
Class M-2                                                                                0.00
Class M-3                                                                                0.00
Class M-4                                                                                0.00
Class M-5                                                                                0.00
Class M-6                                                                                0.00
Class M-7                                                                                0.00
Class M-8                                                                                0.00
Class M-9                                                                                0.00
Class M-10                                                                               0.00
Class M-11                                                                               0.00

Deferred Amount Occured This Period                                                      0.00
Class M-1                                                                                0.00
Class M-2                                                                                0.00
Class M-3                                                                                0.00
Class M-4                                                                                0.00
Class M-5                                                                                0.00
Class M-6                                                                                0.00
Class M-7                                                                                0.00
Class M-8                                                                                0.00
Class M-9                                                                                0.00
Class M-10                                                                               0.00
Class M-11                                                                               0.00

Remaining Deferred Amount
Class M-1                                                                                0.00
Class M-2                                                                                0.00
Class M-3                                                                                0.00
Class M-4                                                                                0.00
Class M-5                                                                                0.00
Class M-6                                                                                0.00
Class M-7                                                                                0.00
Class M-8                                                                                0.00
Class M-9                                                                                0.00
Class M-10                                                                               0.00
Class M-11                                                                               0.00



Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.